Additional cash flows information (Details) - USD ($)	9 Months Ended
	May 31, 2026	May 31, 2025
Additional cash flows information.
Additions to right-of-use assets	$ 3,843,602	$ 45,280
Lease termination	44,023	32,062
Change in derivative liabilities due to partial settlements of convertible notes - related party	17,578
Initial recognition of derivative liabilities	$ 2,867,806	2,215,564
Conversion of Series A Convertible Preferred Shares		$ 308,692